Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Qudian Inc.
Entity Central Index Key	0001692705
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38230
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower A, AVIC Zijin Plaza
Entity Address, City or Town	Siming District
Entity Address, Postal Zip Code	361000
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Tower A, AVIC Zijin Plaza
Entity Address, City or Town	Siming District
Entity Address, Postal Zip Code	361000
Entity Address, Country	CN
Contact Personnel Name	Min Luo, Chairman and Chief Executive Officer
Contact Personnel Email Address	ir@qudian.com
Country Region	86
City Area Code	592
Local Phone Number	5911580
Class A Voting Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	189,514,026
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Class B Voting Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,491,172
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share
Trading Symbol	QD
Security Exchange Name	NYSE